Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of reconciliation of net income/(loss) to Adjusted EBITDA
Reconciliations of net income/(loss) to Adjusted EBITDA for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Net income/(loss)	112,576	80,793	(2,850)
Income tax expense/(benefit)	4,307	(18)	1,870
Income/(loss) before income taxes	116,883	80,775	(980)
Depreciation and amortization	49,255	53,526	50,294
Impairment of long-lived assets (note 17)	—	22,933	5,021
Unrealized loss on oil and gas derivative instruments, net (note 8)	93,102	101,862	284,658
Realized and unrealized MTM loss on our investment in listed equity securities (note 9)	—	—	62,308
Other non-operating (income)/loss, net (note 9)	(29,981)	7,000	(9,823)
Interest income	(34,577)	(37,350)	(46,061)
Interest expense, net	32,925	—	—
Losses/(gains) on derivative instruments, net (note 10)	7,822	(65)	7,227
Other financial items, net (note 10)	15,578	4,317	900
Net (income)/loss from equity method investments (note 15)	(8,928)	7,502	2,520
Net income from discontinued operations	—	—	(293)
Sales-type lease receivable in excess of interest income (7)	22,536	—	—
Adjusted EBITDA	264,615	240,500	355,771

Schedule of segment reporting information

	Year ended December 31, 2025
(in thousands of $)	FLNG	Corporate and other (1)	Total Segment Reporting	Elimination	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	226,794	—	226,794	—	226,794
Sales-type lease revenue	91,461	—	91,461	—	91,461
Vessel management fees and other revenues	48,469	25,922	74,391	—	74,391
Time and voyage charter revenues	—	876	876	—	876
Total operating revenues	366,724	26,798	393,522	—	393,522
Vessel operating expenses (2)	(127,924)	(31,970)	(159,894)	—	(159,894)
Administrative expenses (3)	(844)	(28,750)	(29,594)	—	(29,594)
Project development expenses (4)	(15,306)	(3,925)	(19,231)	—	(19,231)
Realized gain on oil and gas derivative instruments (note 8)	62,890	—	62,890	—	62,890
Other operating income/(loss) (5) (6)	2,143	(7,757)	(5,614)	—	(5,614)
Sales-type lease receivable in excess of interest income (7)	22,536	—	22,536	(22,536)	—
Adjusted EBITDA	310,219	(45,604)	264,615	(22,536)	242,079
					—
Net (loss)/income from equity method investments (note 15)	(696)	9,624	8,928	—	8,928

Balance Sheet:	December 31, 2025
(in thousands of $)	FLNG	Corporate and other (1)	Total
Total assets (8)	4,197,705	1,127,896	5,325,601
Equity method investments (note 15)	29,426	15,585	45,011
Capital expenditures (note 16, 17 and 18)	752,530	203	752,733

	Year ended December 31, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Total Segment Reporting	Elimination	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	224,959	—	224,959	—	224,959
Vessel management fees and other revenues	—	23,067	23,067	—	23,067
Time and voyage charter revenues	—	12,346	12,346	—	12,346
Total operating revenues	224,959	35,413	260,372	—	260,372
Vessel operating expenses (2)	(82,284)	(39,299)	(121,583)	—	(121,583)
Administrative expenses (3)	(1,269)	(26,236)	(27,505)	—	(27,505)
Project development expenses (4)	(7,258)	(5,083)	(12,341)	—	(12,341)
Realized gain on oil and gas derivative instruments (note 8)	141,088	—	141,088	—	141,088
Other operating income	469	—	469	—	469
Adjusted EBITDA	275,705	(35,205)	240,500	—	240,500

Net loss from equity method investments (note 15)	—	(7,502)	(7,502)	—	(7,502)

Balance Sheet:	December 31, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Total
Total assets (8)	3,623,417	744,260	4,367,677
Equity method investments (note 15)	—	43,665	43,665
Capital expenditures (note 16, 17 and 18)	529,263	69,218	598,481

	Year ended December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Total Segment Reporting	Elimination	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	245,418	—	245,418	—	245,418
Vessel management fees and other revenues	—	35,086	35,086	—	35,086
Time and voyage charter revenues	—	17,925	17,925	—	17,925
Total operating revenues	245,418	53,011	298,429	—	298,429
Vessel operating expenses (2)	(66,331)	(27,001)	(93,332)	—	(93,332)
Administrative expenses (3)	(417)	(33,045)	(33,462)	—	(33,462)
Project development expenses (4)	(4,151)	(34,979)	(39,130)	—	(39,130)
Realized gain on oil and gas derivative instruments (note 8)	199,907	—	199,907	—	199,907
Other operating income	15,542	7,817	23,359	—	23,359
Adjusted EBITDA	389,968	(34,197)	355,771	—	355,771

Net loss from equity method investments (note 15)	—	(2,520)	(2,520)	—	(2,520)

Balance Sheet:	December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Total
Total assets	3,160,457	923,530	4,083,987
Equity method investments	—	53,982	53,982
Capital expenditures	568,485	12,898	581,383
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue.
(2) Includes crew, repairs and maintenance, spares, stores and consumables and insurance costs. In the first quarter of 2025, we no longer classify Shipping as a reportable segment. Accordingly, voyage, charterhire and commission expenses have been reclassified to vessel operating expenses for all periods presented. In relation to our vessel operation and maintenance services, we may arrange for goods or services to be provided on behalf of the customer, amounts relating to these arrangements are presented on a net basis in accordance with ASC 606.
(3) Includes employee compensation and benefits, audit and accounting fees, legal fees and other corporate costs, which are managed centrally under our “Corporate and other” segment.
(4) Includes costs incurred for early-stage development activities, feasibility studies, and business development efforts for projects not yet at FID stage. In 2025, we entered into Front-End Engineering Design (“FEED”) studies for the development of a Mark III FLNG unit and a Mark I three-train FLNG unit.
(5) In the first quarter of 2025, we completed the sale of our remaining LNG carrier, the Golar Arctic including its unused fuel onboard for a net consideration of $24.8 million resulting in a loss on disposal of $0.5 million recognized in “Other operating (loss)/income” in the consolidated statement of operations (note 17).
(6) During the year ended December 31, 2025, Higas Holdings Limited (“Higas”) entered into a financial restructuring process pursuant to Article 56 of the Italian Business Crisis and Insolvency Code which required the implementation of a recapitalization plan. To enhance the equity position of Higas, together with the other shareholders, we waived our proportionate shareholder loan principal amounting to $7.1 million and this is recognized in “Other operating (loss)/income”, presented within the "Corporate and other" segment (note 26).
(7) Amounts recognized as revenue is analogous to the interest income component earned, while the principal amortization is treated as a reduction to the lease receivable balance presented in “Net investment in sales-type lease” in the consolidated balance sheet. "Sales-type lease receivable in excess of interest income" represents the lease receivable principal amortization component of the total amounts invoiced under the FLNG Gimi sales-type lease which commenced in June 2025. We included the total invoiced amounts comprising of both interest income and principal repayment in our FLNG Adjusted EBITDA to reflect the total cash earnings and economic performance of the FLNG Gimi (note 7.2). This amount is eliminated from the consolidated statements of operations in accordance with U.S. GAAP.
(8) In March 2024, we acquired the Fuji LNG, the donor vessel for MKII FLNG for $77.5 million and consequently the deposit of $15.5 million was reclassified from “Other non-current assets” to “Vessels and equipment, net”. Upon completion of the acquisition, the vessel's cost, drydocking expenditures and operational cost incurred during the year were presented under the “Corporate and other” segment (reflecting the retrospective merger of the “Shipping” segment into “Corporate and other”) as she was trading as an LNG carrier. On February 14, 2025, upon completion of its trading as an LNG carrier and arrival at CIMC’s yard for conversion, the net book value of the Fuji LNG of $76.3 million was reclassified from “Vessels and equipment, net” to “Assets under development” (note 16) in the FLNG segment.
Schedule of revenue by major customer
For the years ended December 31, 2025, 2024 and 2023, the following customers accounted for over 10% of our total operating revenues:

(in thousands of $ and as a % of total operating revenues)	2025		2024		2023
Perenco and SNH (1)	226,794	58%	224,959	86%	245,418	82%
bp (2)	139,930	36%	—	—%	—	—%
(1) LTA with Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) in relation to the FLNG Hilli (note 7).
(2) LOA with BP Mauritania Investments Limited, a subsidiary of BP p.l.c. (“bp”) in relation to the FLNG Gimi (note 7).

Schedule of revenue by geographic area
The following geographical data presents our revenues and total assets associated with the FLNG Hilli and FLNG Gimi:

The following presents our revenues by geographic area:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Cameroon	226,794	224,959	245,418
Mauritania and Senegal	139,930	—	—
Total revenues	366,724	224,959	245,418

The following presents the net book value of our FLNG assets by geographic area:

	December 31,
(in thousands of $)	2025	2024	2023
Cameroon	1,024,861	1,168,629	1,256,193
Mauritania and Senegal(1)	1,886,088	—	—
Total assets	2,910,949	1,168,629	1,256,193
(1) Represents the net investment in sales-type lease associated with FLNG Gimi following derecognition of the vessel’s carrying value at COD and recognition of the sales-type lease.